Accounting Policies, by Policy (Policies)	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023
Accounting Policies, by Policy (Policies) [Line Items]
Basis of presentation

Basis of presentation

The accompanying consolidated financial statements of the Company include the financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). Significant accounting policies followed by the Company in the preparation of the accompanying consolidated financial statements are summarized below.

Principles of consolidation

Principles of consolidation

The accompanying consolidated financial statements include the accounts of Bitfufu Inc. and its wholly-owned subsidiaries (collectively, the Company). All significant intercompany balances and transactions have been eliminated in consolidation.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power; has the power to appoint or remove the majority of the members of the board of directors (the “Board”); and to cast majority of votes at the meeting of the Board or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

Use of estimates

Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenue and expenses during the reported period in the consolidated financial statements and accompanying notes. Significant accounting estimates reflected in the Company’s consolidated financial statements mainly include, but are not limited to, standalone selling price of each distinct performance obligation in revenue recognition, determining the useful lives and recoverability of long-lived assets. Actual results could differ from those estimates.

Foreign currency

Foreign currency

The Company’s reporting currency is the U.S. dollars (“US$”). The functional currency of the Company and its subsidiaries which are incorporated in Cayman Islands, Singapore, United States and Canada are in US$. The determination of the respective functional currency is based on the criteria set out by ASC 830, Foreign Currency Matters.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents represent cash on hand, time deposits and highly liquid investments placed with banks or other financial institutions, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less. As of December 31, 2023, and 2022, the Company had cash equivalents of approximately US$32.0 million and US$60.4 million, respectively.

Accounts receivable

Accounts receivable

The Company’s accounts receivable balance consists of amounts due from its self-mining rewards and mining equipment sales income. The Company records accounts receivable at the invoiced amount less an allowance for any potentially uncollectable accounts under the current expected credit loss (“ECL”) impairment model and presents the net amount of the financial instrument expected to be collected. The ECL impairment model requires an estimate of expected credit losses, measured over the contractual life of an instrument, that considers forecasts of future economic conditions in addition to information about past events and current conditions.

Based on this model, the Company considers many factors, including the age of the balance, collection history, and current economic trends. Bad debts are written off after all collection efforts have ceased.

Allowances for credit losses are recorded as a direct reduction from an asset’s amortized cost basis. For the years ended December 31, 2023 and 2022, the Company did not record any credit recoveries.

Based on the Company’s current and historical collection experience, management recorded the balance of allowances for ECL of approximately US$312,000 and US$608,000 as of December 31, 2023 and December 31, 2022, respectively.

Digital assets

Digital assets

Digital assets are accounted for as indefinite lived intangible assets. They are presented as current assets within the consolidated balance sheets due to the Company’s ability to sell digital assets in a highly liquid marketplace and the intent to sell digital assets to support operations when needed. Digital assets are initially recognized based on the fair value of the digital assets on the date of receipt. Digital assets that are purchased in an exchange of one digital asset for another digital asset are recognized at the fair value of the digital asset received. The Company recognizes realized gains or losses when digital assets are sold on an exchange for other digital assets, or for cash consideration using a first-in first-out method of accounting. Purchase of digital assets using fiat currency or sales of digital assets to obtain fiat currency is presented as investing activity in the consolidated cash flow of the Company.

An intangible asset with an indefinite useful life is not amortized but assessed for impairment whenever events or changes in circumstances occur indicating that it is more likely than not that the indefinite-lived asset is impaired. Impairment exists when the carrying amount exceeds its fair value, which is measured using the quoted price of the digital assets in the principal market at the time its fair value is being measured, and the Company recognized an impairment loss in an amount equal to that excess. The Company monitors and evaluates the quality and relevance of the available information, such as pricing information from the asset’s principal (or most advantageous) market or from other digital asset exchanges or markets, to determine whether such information is indicative of a potential impairment. To the extent an impairment loss is recognized, the loss establishes the new cost basis of the asset. Subsequent reversal of impairment losses is not permitted.

Equipment, net

Equipment, net

Equipment is stated at cost less accumulated depreciation and impairment loss, if any. Equipment is depreciated at rates sufficient to write off their costs less impairment and residual value, if any, over their estimated useful lives (3 – 5 years) on a straight-line basis.

Impairment of long-lived assets other than goodwill

Impairment of long-lived assets other than goodwill

Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount may not be fully recoverable or that the useful life is shorter than the Company had originally estimated. When these events occur, the Company evaluates the impairment by comparing carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Company recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets.

There was no impairment charge recognized for the year ended December 31, 2023. However, an impairment charge of approximately US$11.85 million was recognized for the year ended December 31, 2022, due to adverse changes in business climate, including significant and prolonged decline in the price of Bitcoin and resulting decrease in the market price of mining equipment, indicated that an impairment triggering event had occurred.

Leases

Leases

The Company accounts for its leases under ASC 842, Leases. Under this guidance, arrangements meeting the definition of a lease are classified as operating or financing leases and are recorded on the consolidated balance sheet as both a right of use asset and lease liability, calculated by discounting fixed lease payments over the lease term at the rate implicit in the lease or the Company’s incremental borrowing rate. Lease liabilities are increased by interest and reduced by payments each period, and the right of use asset is amortized over the lease term. For operating leases, interest on the lease liability and the amortization of the right of use asset result in straight-line rent expense over the lease term. Variable lease expenses, if any, are recorded when incurred. For leases with a term of 12 months or less, any fixed lease payments are recognized on a straight-line basis over the lease term and are not recognized on the Company’s consolidated balance sheet as an accounting policy election.

As the lessee, there was no lease assets included on our consolidated balance sheets for leased equipment as of December 31, 2023 and 2022, since all the leases of the Company are less than 12 months, and the Company employed the practical expedient for leases with terms for less than 12 months and did not account for such leases as right of use assets with corresponding lease obligations.

Fair value of financial instruments

Fair value of financial instruments

Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be either recorded or disclosed at fair value, the Company considers the principal or most advantageous market in which it would transact, and it also considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

Level 1	—	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2	—	Observable inputs other than Level 1 prices, for similar assets or liabilities that are directly or indirectly observable in the marketplace.
Level 3	—	Unobservable inputs which are supported by little or no market activity and typically reflect management’s estimate of assumptions that market participants would use in pricing the asset or liability.

Financial assets and liabilities of the Company primarily consist of cash and cash equivalents, accounts receivable, deposits and other receivables, accounts payables, other payables and long-term payables. As of December 31, 2023 and 2022, the carrying values of these financial instruments approximated their fair values.

Revenue recognition

Revenue recognition

Revenue is recognized when or as the control of the goods or services is transferred to a customer. Depending on the terms of the contract and the laws that apply to the contract, control of the goods and services may be transferred over time or at a point in time. Control of the goods and services is transferred over time if the Company’s performance:

(i)     provides all of the benefits received and consumed simultaneously by the customer; or

(ii)    creates and enhances an asset that the customer controls as the Company performs; or

(iii)   does not create an asset with an alternative use to the Company and the Company has an enforceable right to payment for performance completed to date. If control of the goods and services transfers over time, revenue is recognized over the period of the contract by reference to the progress towards complete satisfaction of that performance obligation. Otherwise, revenue is recognized at a point in time when the customer obtains control of the goods and services.

If a customer pays consideration before the Company transfers a good or service to the customer, the Company presents the contract liability when the payment is made. A contract liability is the Company’s obligation to transfer goods or services to a customer for which the Company has received consideration from the customer.

Revenue recognition

Cloud mining solutions

The Company sells to customer one-stop cloud-mining solutions so that the customer can earn rewards of mining in the form of digital assets by using the purchased hash rate from the Company.

•        Contract with customers:    The Company typically posts the formatted Cloud Mining Service Agreement (“Agreement”) on its website. The customers approve the Agreement by clicking on and agreeing to such agreement on the Company’s website before purchasing specific cloud mining services. The Agreement is a framework agreement, and the details of the specific cloud mining services purchased are provided for in the customer’s order submitted, which includes amount of hash rate, service period, unit price of service, payment terms and payment method etc. The order is an integrated part of the contract between the customer and the Company. Both parties are therefore committed to perform its obligations. Pursuant to the Agreement, the rights of the customer include, among others, (a) to choose a mining pool to which the hash calculation services they purchased will be provided; (b) to get the purchased hash calculations provided to the designated mining pool; and (c) to obtain the stably operated hash calculations during the “agreed service period” as stipulated in the order. The rights of the Company include, among others, to (a) receive consideration from the customer (i.e., service fees) in exchange of the cloud mining service provided; (b) unilaterally terminate the Agreement and cease to provide its services without penalty if the use of such services violates the laws and regulations of the customer’s country, or if the customer fails to pay in full or in part of the service fees and (c) if Company suffers any loss due to the above circumstances, customer shall compensate the Company for all such losses.

•        Identifying performance obligations:    The cloud mining service that the Company promises to provide to a customer is to provide specified amount of running hash calculations (“Purchased hash rate”) during the agreed service period to a customer by connecting Purchased hash rate to the customer’s account with the designated mining pool and ensuring the Purchased hash rate is running stably and continuously during the agreed service period. Management has determined that there is a single performance obligation, such that each promise is not distinct and required to be combined into a single performance obligation.

•        Determining the transaction price:    In exchange of promised service, the Company charges customers cloud mining service fees, which are specified in the order agreed by the customer and the Company and calculated by “unit price of cloud mining service fees * amount of Purchased hash rate * agreed service period”. The “unit price of cloud mining service fees” is fixed during the agreed service period denominated in US$ and determined based on internal pricing model of the Company. The “amount of Purchased hash rate” and “agreed service period” are also fixed as specified in the order before the provision of relevant services. The contract allows for settlement in US$ or in digital assets, which is a non-cash means of settlement. In the event that a customer chooses to settle in digital assets, he/she must pay the US$ equivalent at the then spot rate for the US$ to the digital asset at the moment of settlement. The Company does not bear any risk regarding variation in the spot rate of US$ to digital assets. Customers are generally charged an upfront service fee and will pay the remaining service fees by instalments before they are incurred. Upon payment, the cloud mining services fee are recorded as deferred revenue under contract liabilities and recognized to revenue as the performance obligation is fulfilled.

•        There is no need to allocate the transaction price since there is only one single performance obligation.

•        Satisfaction of a performance obligation and revenue recognition: Initially, the Company deploys miners sourced from its suppliers or miners owned by the Company itself, and further renders these miners operational and remotely accessible by procuring mining equipment hosting service, including data centre rack space, electricity supply, network connectivity, hardware maintenance, and other necessary infrastructure services from the same or other suppliers. The Company then repackages the services of providing hash calculations using these miners and integrates it with other critical services such as performance monitoring, hash rate stabilization, and connection with mining pools. Thus, the Company creates a one-stop mining capability that can be sold in the form of cloud mining services. The Company then sells cloud-mining services to its customers by transferring the control of the sub-divided mining capacities. The Company accounts for the sale of cloud-mining services using the gross method as the Company acts as a principal who procures the right to utilize mining equipment and other infrastructures from various suppliers to provide hash calculations, and repackages and integrates such services with other critical services to form a combined service that is the cloud-mining service, and transfers control of the cloud-mining service to its customers. When the Company delivers the Purchased Hash rate by providing hash calculations to the mining pool designated by the customer, the control of such Purchased Hash rate has been transferred to the customer. In accordance with the Company’s Agreement with its customers, the Company is not responsible for the output of the mining pool or the act of mining pool operator. In addition, the Company does not have any explicit or implicit repurchase agreement with customers.

The Company transfers control of cloud mining service over time, because the customer simultaneously receives and consumes the benefits provided by the Company’s performance as it performs. Therefore, the Company satisfies its sole performance obligation over time and recognizes revenue over time by measuring the progress toward complete satisfaction of such performance obligation. The Company’s system records the amount of hash calculations and its actual service time period for each order during each month, and the completion progress of each order’s performance obligation can be calculated according to the proportion of the actual service time period to the whole agreed service period.

Hosting services

•        Contract with customers:    Pursuant to the “Miner Hosting Service Contract” (“Hosting Contract”) agreed by the Company and the customers, the Company will provide hosting services to the customers, who shall confirm they are entitled to the ownership of the hosted mining equipment (“Miners”). When the Miners are hosted, the customers retain the right to ownership of the hosted Miners and are entitled to all the rights and benefits derived outputs generated by the hosted Miners. The Hosting Contract may be terminated by the customer without penalty if the customer applies for termination of hosting service 30 days in advance, or if the deployment and the start date of operation of the hosed is delayed over ten days. The Hosting Contract may be terminated by the Company without penalty in several circumstances as agreed in the contract. If the hosting services are terminated, the customers have the right to either entrust the Company to sell the mining equipment at the market price on their behalf, or the customers can physically retake possession of the equipment and any logistics costs occurred in retaking the equipment shall be borne by the customers.

•        Identifying performance obligations:    According to the Hosting Contract, the customer entrusts the Company to deploy, operate and manage the customer’s Miners. The hosting services include electricity supply, network supply, maintaining a suitable environment and safeguarding the hosted Miners, providing tools to the customers to monitor and timely verify the operation status of the hosted Miners, performing site visit and inspection on facilities, proposing optimization plans for the operation stability of the hosted Miner and working with the mining facility for implementation. Since the performance obligations are satisfied over time and the same method (consumption method) is used to measure the Company’s progress toward complete satisfaction of the performance obligation, the above activities are a series of distinct services that have the same pattern of transferring to the customer.

•        Determining the transaction price:    By providing the above services, the Company charges a hosting service fee to the customers on a consumption basis, that is, hosting service fee = power consumption * unit service price. The Company typically receives payment upfront for such services and records them under contract liabilities, or the Company deducts service fees daily from the customer’s digital asset deposit in accordance with the Hosting Contract, if applicable.

In addition, there is a variable consideration:    When the value of the cumulated net Miner outputs received by the customer during the hosting contract period is greater than the cost of the underlying Miners, the Company will charge the customer an output sharing fee as an additional hosting service fee which is a percentage of the additional net Miner outputs. The percentage of the additional net Miner outputs varies depending on different customers. Considering the value of future mining output of the hosted Miners cannot be reasonably estimated due to the uncertainty of future mining difficulty and future price of Bitcoins, which are not under the control of the Company, it cannot be estimated when the cost of the customer’s Miner is recovered and how much output sharing fees the Company can obtain. Therefore, no output sharing fees will be recognized as revenue in the profit or loss until it is highly probable it will not to be reversed. During the financial years ended December 31, 2023, 2022 and 2021, the Company did not share in the payout earned by its customers from hosting services.

•        There is no need to allocate the transaction price since there is only one single performance obligation.

•        Satisfaction of a performance obligation and revenue recognition:    The Company’s performance obligation related to the hosting service is satisfied over time. The Company recognizes revenue for services that are performed on a consumption basis.

Management has determined that the aforementioned services represent a series of performance obligations that should not be separated and recognize individually, but rather, as a whole over time in accordance with the Hosting Contract entered into by the Company and the customer. The Company typically receives payment upfront for such services and records them to contract liabilities, or the Company deducts service fees daily from the customer’s digital asset deposit in accordance with the Hosting Contract. The revenue is recognized straight-line over the life of the contract.

Leasing of mining equipment

Leasing of mining equipment

The Company lease mining equipment to customers with fixed monthly lease payments for an initial short-term period and usually less than 6 months. Without any criteria of sales-type lease or direct financing lease are met, the leasing arrangement of the Company, which acts as a lessor, is classified as an operating lease under ASC 842, Leases. Management determines that there is a single performance obligation when the Company leases mining equipment to customers. Revenue for the leasing of mining equipment is recognized over time as services are rendered to the customers. Customers typically make payment upfront, and those funds are recorded as contract liabilities and recognized on a straight-line basis over the contract lease term.

Selling of mining equipment

Sale of mining equipment

The Company sells mining equipment to customers. Before the Company receives order from the customers, the Company signed purchase agreement with suppliers and places purchase orders to the suppliers. The mining equipment is usually delivered to the Company one month after the purchase orders are presented to the suppliers. Upon taking control of the mining equipment, title also passes to the Company. The Company has neither an explicit nor implicit repurchase right or obligation for the sold mining equipment. If mining equipment purchased from the suppliers remains unsold, the mining equipment is non-returnable and kept in the inventory. Since there is no guarantee of any sales orders, the Company takes inventory risk before mining equipment is sold to customers. Management believes there is a single performance obligation related to the sale of mining equipment. Revenue for mining equipment sales is recognized at a point of time when the control of mining machine is transferred from the Company to customers, evidenced by documentation of delivery and customer acceptance. The Company may receive payments prior to delivery of the mining equipment and records funds received as contract liabilities, or the Company may receive payment for the mining equipment within thirty days of delivery of the mining equipment. Deferred revenue is recognized as revenue upon delivery.

Sourcing commission for mining equipment

Sourcing commission for mining equipment

The Company acts as an agent between its customers and digital mining equipment suppliers to facilitate its customers’ purchase of mining equipment from suppliers. When providing sourcing service, the Company matched the demand of its customer with the products of a viable supplier. The Company helped the customer to negotiate procurement price, payment, and other contractual terms, and coordinated the logistics for delivery of the mining equipment to the customers. The mining equipment was directly delivered from the supplier’s factory to the customer. The Company has no control over the mining equipment prior to delivery to the customer as well as no risk and obligation toward those mining equipment. The Company merely recognized commission revenue based on the net revenue amount in this kind of transaction upon the delivery of mining equipment to customers. Payments are typically received in advance and are accounted for as customer deposit liabilities and contract liabilities until delivery, at which point the receipt in advance from customer is offset with the prepayment to the supplier and the difference representing the commission is recognized to revenue.

Cryptocurrency self-mining revenue

Cryptocurrency self-mining revenue

The Company has entered into framework agreements, as amended from time to time, with mining pool operators to perform hash calculations for the mining pools. Each party has the unilateral right to terminate the contract at any time without any compensation to the other party for such termination. Therefore, the Company has concluded that the duration of the contract is less than 24 hours and that the contract is continuously renew throughout the day. The Company has determined that the mining pool operator’s renewal right is not a material right as the terms, conditions, and compensation amounts are at then market rates. Upon contract termination, the mining pool operator (i.e., the customer) is required to pay the Company any amount due that is related to previously satisfied performance obligations.

The Company’s enforceable right to compensation only begins once the Company commences performing hash calculations for the mining pool operators. The Company is entitled to compensation regardless of whether the mining pool operators successfully record a block to the Bitcoin blockchain. Providing a service to perform hash calculations for the pool operators is the only performance obligation in the Company’s arrangements with mining pool operators and is an output of the Company’s ordinary activities.

The Company is entitled to a non-cash consideration at an amount that approximates the total Bitcoins that could have been mined using the hash calculations performed by the Company according to the pool operator’s specification over the 24-hour period ended 23:59:59 UTC, based upon the then current blockchain difficulty. The Bitcoin payout is settled on the following day, on a daily basis. The payout method used by the mining pools in which the Company participated is the Full-Pay-Per-Share (“FPPS”) method. The Company’s total compensation is calculated using the following formula: the sum of the Company’s share of (1) block rewards and (2) transaction fees, less (3) mining pool operating fees.

(1)    Block rewards represent the Company’s share of the total amount of block subsidies that are expected to be generated on the Bitcoin network as a whole based on the following factors determined for the 24-hour period beginning at midnight UTC daily. The block reward earned by the Company is calculated by dividing (a) the total amount of hash calculations the Company provides to the mining pool operator, by (b) the total Bitcoin network’s implied hash calculations (as determined by the Bitcoin network difficulty), multiplied by (c) the total amount of block subsidies that are expected to be generated on the Bitcoin network as a whole. The Company is entitled to its relative share of consideration even if a block is not successfully added to the blockchain by the mining pool.

(2)     Transaction fees represent the Company’s share of the total fees paid by users of the network to execute transactions during the 24-hour period ended 23:59:59 UTC. Under FPPS, the transaction fees paid out by the mining pool operator to the Company is calculated by dividing (a) the total amount of transaction fees that are actually generated on the Bitcoin network as a whole during the 24-hour period beginning at midnight UTC daily, by (b) the total amount of block subsidies that are actually generated on the Bitcoin network as a whole during that 24-hour period, multiplied by (c) the Company’s block rewards earned as calculated in (1) above.

(3)    Mining pool operating fees are charged by the mining pool operator for operating the mining pool as set forth on a rate schedule to the mining pool contract. The mining pool operating fees reduce the total amount of compensation the Company receives and are only incurred to the extent that the Company has generated mining revenue pursuant to the mining pool operators’ payout calculation during the 24-hour period beginning at midnight UTC daily.

The non-cash consideration in exchange for the Company’s performing hash calculations, including block rewards and transaction fees, is variable because it depends in parts on the amount of hash calculations the Company performs in accordance with the pool operator’s specifications and the amount of transaction fees of the entire blockchain network for the 24-hour period, beginning at midnight UTC. The mining pool operating fees are also variable because they are calculated as a small fraction of the sum of the block rewards and the transaction fees, in accordance with the agreement with each mining pool operator. The Company is able to estimate the amount of variable consideration related to the block reward component on the date of contract inception because (a) the total amount of hash calculations the Company provides to the mining pool operator, (b) the total Bitcoin network’s implied hash calculations and (c) the total amount of block subsidies that are expected to be generated on the Bitcoin network as a whole are either fixed or can be estimated on the date of contract inception. However, the Company is not able to reliably estimate the amount of variable consideration related to transaction fee component until 23:59:59 UTC on the date of contract inception, because of the uncertainty of the actual amount of transaction fees of the entire blockchain network for that day. The mining pool operators will confirm the considerations for the 24 hours, including the block rewards, the transaction fees, and the mining pool operating fees at 23:59:59 UTC each day.

For each contract, the Company measures the non-cash consideration using the average of daily quoted US$ spot rate of Bitcoin on the date of contract inception. For each contract, the Company recognizes the non-cash consideration on the same day that control of the contracted service transfers to the mining pool operator, which is the same day as the contract inception. The Company had no self-mining activities in the year ended December 31, 2021.

Cost of revenues

Cost of revenues

The cost of revenues is primarily consistent with the revenue streams. This includes expenses such as leasing of mining equipment, depreciation expenses of self-owned mining equipment, outsourcing fees, electricity costs, platform technology fees, web service fees, salaries, allocated overhead, and sourcing expenses.

Sales and marketing expenses

Sales and marketing expenses

Sales and marketing expenses primarily comprise sales commissions, advertising expenses, marketing and promotional expenses, salaries, and other compensation-related expenses for sales and marketing personnel. Advertising expenses specifically include costs related to promoting the corporate image and marketing products. The Company expenses all advertising costs as they are incurred.

General and administrative expenses

General and administrative expenses

General and administrative expenses primarily include salaries, bonuses, and benefits for employees engaged in general corporate functions and those not specifically dedicated to research and development activities. Additionally, these expenses encompass depreciation of fixed assets that are not utilized in research and development activities, legal and other professional services fees, and other general corporate related expenses.

Research and development expenses

Research and development expenses

Research and development expenses primarily comprise payroll and related personnel costs, as well as technical service fees associated with the enhancement of the Company’s platform and technical system. These expenses are expensed as they are incurred.

Income taxes

Income taxes

Current income taxes are recorded in accordance with the regulations of the relevant tax jurisdiction. The Company accounts for income taxes under the asset and liability method in accordance with ASC 740, Income Tax, (“ASC 740 — Income Taxes”). Under this method, deferred tax assets and liabilities are recognized for the tax consequences attributable to differences between carrying amounts of existing assets and liabilities in the financial statements and their respective tax basis, and operating loss carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of comprehensive income in the period of change. Valuation allowances are established when necessary to reduce the amount of deferred tax assets if it is considered more likely than not that amount of the deferred tax assets will not be realized.

The Company records liabilities related to uncertain tax positions when, despite the Company’s belief that the Company’s tax return positions are supportable, the Company believes that it is more likely than not that those positions may not be fully sustained upon review by tax authorities. Accrued interest and penalties related to unrecognized tax benefits are classified as income tax expense
Comprehensive income

Comprehensive income

The Company applies ASC 220, Comprehensive Income, (“ASC 220”), with respect to reporting and presentation of comprehensive income and its components in a full set of financial statements. Comprehensive income is defined to include all changes in equity of the Company during a period arising from transactions and other events and circumstances except those resulting from investments by shareholders and distributions to shareholders. For the years presented, the Company’s comprehensive income was equal to net income.

Segment reporting

Segment reporting

ASC 280, Segment Reporting, (“ASC 280”), establishes standards for companies to report in their financial statements information about operating segments, products, services, geographic areas, and major customers.

Based on the criteria established by ASC 280, the chief operating decision maker (“CODM”) has been identified as the Company’s Chief Executive Officer. The CODM has determined that the Company operates as one operating segment as the CODM reviews financial information on a consolidated basis in making decisions regarding resource allocation and performance assessment.

Net Income (Loss) per Share

Earnings per share

In accordance with ASC Topic 260, Earnings per Share (“ASC 260”), basic earnings per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of unrestricted ordinary shares outstanding during the year. Diluted earnings per share is calculated by dividing net income attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary share equivalents are excluded from the computation of diluted earnings per share if their effects would be anti-dilutive. There are no dilutive shares outstanding.

Concentration of credit risk

Concentration of credit risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents, digital assets, and accounts receivable. The Company places cash and cash equivalents with financial institutions with high credit ratings and quality. From time to time, the Company’s cash account balances exceed the balances covered by the Federal Deposit Insurance Corporation (“FDIC”) in the US, or the Singapore Deposit Insurance Corporation Limited (SDIC) in Singapore. The Company has never suffered a loss due to such excess balances. The Company conducts credit evaluations of customers, and generally does not require collateral or other security from its customers. The Company establishes an allowance for expected credit losses primarily based upon various factors surrounding the credit risk of specific customers and general economic conditions, to refer to the current expected credit loss policy.

The Company held its own digital assets of approximately US$43.98 million and US$8.01 million as of December 31, 2023, and 2022 respectively.

Related party transactions

Related party transactions

Parties are considered related to the Company if the parties, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. The Company discloses all related party transactions in Note 16 to the financial statements.

Recent accounting pronouncements

Recent accounting pronouncements

New accounting standards that have not yet been adopted

The Company maintains a proactive approach in evaluating the impact of new accounting pronouncements on its financial reporting. Upon identifying potential effects on its financial statements, the Company conducts a thorough analysis to assess the necessary adjustments to its consolidated financial statements. Furthermore, the Company conducts a comprehensive review to understand the implications of the changes and ensures the implementation of appropriate controls to safeguard the accuracy and integrity of its consolidated financial statements.

Accounting Standards Update (ASU) 2023-06, Disclosure Improvements — Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative

In October 2023, the FASB issued ASU 2023-06, Disclosure Improvements — Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative. The ASU modifies the disclosure or presentation requirements of a variety of Topics in the Codification to align with the SEC’s regulations. The ASU also makes those requirements applicable to entities that were not previously subject to the SEC’s requirements. The ASU is effective for the Company two years after the effective date to remove the related disclosure from Regulation S-X or S-K. As of the date these financial statements have been made available for issuance, the SEC has not yet removed any related disclosure. The Company does not expect the adoption of ASU 2023-06 to have a material effect on its consolidated financial statements.

Accounting Standards Update 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The ASU requires the annual financial statements to include consistent categories and greater disaggregation of information in the rate reconciliation, and income taxes paid disaggregated by jurisdiction. ASU 2023-09 is effective for the Company’s annual reporting periods beginning after December 15, 2024. Adoption is either with a prospective method or a fully retrospective method of transition. Early adoption is permitted. The Company is currently evaluating the effect that adoption of ASU 2023-09 will have on its consolidated financial statements.

Accounting Standards Update (ASU) 2023-07, Segment Reporting — Improvements to Reportable Segment Disclosures

On November 27, the FASB issued ASU 2023-07, Segment Reporting — Improvements to Reportable Segment Disclosures. The Company will enhance its segment reporting disclosures to include detailed information on significant segment expenses routinely communicated to the Chief Operating Decision Maker (CODM). Additionally, the Company will disclose the title and role of the CODM, along with an explanation on how the reported segment profit and loss metrics are utilized by the CODM in evaluating segment performance and resource allocation. The new standard is effective for the Company for its fiscal year beginning January 1, 2024, with the option for early adoption. Management does not anticipate a significant impact on the Company’s disclosures as a result of adopting the standard.

Accounting Standards Update (ASU) No. 2023-08, Intangibles — Goodwill and Other Crypto Assets (Topic 350-60): Accounting for and Disclosure of Crypto Assets

ASU 2023-08 requires entities to measure crypto assets that meet specific criteria at fair value with changes recognized in net income each reporting period. Additionally, ASU 2023-08 requires an entity to present crypto assets measured at fair value separately from other intangible assets in the balance sheets and record changes from remeasurement of crypto assets separately from changes in the carrying amounts of other intangible assets in the income statement. The amendments also require that an entity provide disclosures about significant holdings, contractual sale restrictions, and changes during the reporting period. The objectives of the amendments are to provide investors and other capital allocators with more decision-useful information that better reflects the underlying economics of crypto assets within the scope and an entity’s financial position while reducing cost and complexity associated with applying cost-less-impairment accounting.

The amendments in this ASU are effective for all entities for fiscal years beginning after December 15, 2024, including interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued (or made available for issuance). If amendments are adopted in an interim period, they must be adopted as of the beginning of the fiscal year that includes that interim period.

The amendments in this ASU require a cumulative-effect adjustment to the opening balance of retained earnings (or other appropriate components of equity or net assets) as of the beginning of the annual reporting period in which an entity adopts the amendments. The Company is currently assessing the potential impact of this standard on its consolidated financial statements.

Arisz Acquisition Corp. [Member]
Accounting Policies, by Policy (Policies) [Line Items]
Use of estimates

Use of Estimates

In preparing these financial statements in conformity with U.S. GAAP, the Company’s management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Cash and cash equivalents

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company had $215,059 and $173,789 in cash as of September 30, 2023 and September 30, 2022, respectively. The Company did not have any cash equivalents for both fiscal years.

Income taxes

Income Taxes

The Company accounts for income taxes under ASC 740, “Income Taxes (“ASC 740”)”. ASC 740 requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statement and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized.

ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim period, disclosure and transition.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of September 30, 2023. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

The Company has identified the United States and the State of New York as its only “major” tax jurisdictions.

The Company may be subject to potential examination by federal and state taxing authorities in the areas of income taxes. These potential examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with federal and state tax laws. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

Net Income (Loss) per Share

Net Income (Loss) per Share

The Company complies with accounting and disclosure requirements of FASB ASC 260, “Earnings Per Share”. The statements of operations include a presentation of income (loss) per redeemable share and income (loss) per non-redeemable share following the two-class method of income per share. In order to determine the net income (loss) attributable to both the redeemable shares and non-redeemable shares, the Company first considered the undistributed income (loss) allocable to both the redeemable shares and non-redeemable shares and the undistributed income (loss) is calculated using the total net loss less any dividends paid. The Company then allocated the undistributed income (loss) ratably based on the weighted average number of shares outstanding between the redeemable and non-redeemable shares. Any remeasurement of the accretion to redemption value of the common shares subject to possible redemption was considered to be dividends paid to the public shareholders. As of September 30, 2023, the Company did not have any dilutive securities and other contracts that could, potentially, be exercised or converted into ordinary shares and then share in the earnings of the Company. As a result, diluted loss per share is the same as basic loss per share for the period presented.

The net income (loss) per share presented in the statements of operations is based on the following:

	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022 (Restated)
Net income (loss)	$1,216,880	$(255,901)
Remeasurement of common stock to redemption value(1)	(3,882,526)	(14,563,839)
Net loss including remeasurement of common stock to redemption value	$(2,665,646)	$(14,819,740)
	For the Year Ended September 30, 2023
	Redeemable shares	Non-redeemable shares
Basic and diluted net income (loss) per share:
Numerators:
Allocation of net loss including remeasurement of common stock	$(1,947,991)	$(717,655)
Remeasurement of common stock to redemption value(1)	3,882,526	—
Allocation of net income (loss)	$1,934,535	$(717,655)

Denominators:
Weighted-average shares outstanding	5,432,532	2,001,389
Basic and diluted net income (loss) per share	$0.36	$(0.36)
	For the Year Ended September 30, 2022 (Restated)
	Redeemable shares	Non-redeemable shares
Basic and diluted net income (loss) per share:
Numerators:
Allocation of net loss including remeasurement of common stock	$(11,119,406)	$(3,700,334)
Remeasurement of common stock to redemption value(1)	14,563,839	—
Allocation of net income (loss)	$3,444,433	$(3,700,334)

Denominators:
Weighted-average shares outstanding	5,893,151	1,961,132
Basic and diluted net income/(loss) per share	$0.58	$(1.89)

(1)      The remeasurement amount includes funds deposited into the Trust Account to extend the time for the Company to complete the Business Combination and franchise and income taxes paid out of the Trust Account.

Concentration of credit risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist of a cash account in a financial institution and money market funds held in the Trust Account. The Company has not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.

Recent accounting pronouncements

Recent Accounting Standards

In August 2020, FASB issued Accounting Standards Update (“ASU”) 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40) (“ASU 2020-06”) to simplify accounting for certain financial instruments. ASU 2020-06 eliminates the current models that require separation of beneficial conversion and cash conversion features from convertible instruments and simplifies the derivative scope exception guidance pertaining to equity classification of contracts in an entity’s own equity. The new standard also introduces additional disclosures for convertible debt and freestanding instruments that are indexed to and settled in an entity’s own equity. ASU 2020-06 amends the diluted earnings per share guidance, including the requirement to use the if-converted method for all convertible instruments. The amendments are effective for smaller reporting companies for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. The Company is currently assessing the impact, if any, that ASU 2020-06 would have on its financial position, results of operations or cash flows.

Management does not believe that any recently issued, but not effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.

Basis of presentation

Basis of Presentation

The accompanying audited financial statements are presented in U.S. Dollars and in conformity the U.S. GAAP and pursuant to the rules and regulations of the SEC. Accordingly, they include all of the information and footnotes required by the U.S. GAAP. In the opinion of management, all adjustments (consisting of normal accruals) considered for a fair presentation have been included.

Emerging Growth Company Status

Emerging Growth Company Status

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended, (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012, (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such an election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Investments held in Trust Account

Investments held in Trust Account

As of September 30, 2023 and 2022, the Company’s portfolio of investments is comprised of money market funds that invest in U.S. government securities.

When the Company’s investments held in the Trust Account are comprised of money market funds, the investments are recognized at fair value. Investments in money market funds are presented on the balance sheets at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of these securities is included in interest earned on investments held in the Trust Account in the accompanying statements of operations.

Offering Costs

Offering Costs

The Company complies with the requirements of ASC 340-10-S99-1 and SEC Staff Accounting Bulletin Topic 5A — “Expenses of Offering”. Offering costs $5,587,733 consisting primarily of underwriting, legal, accounting, registration and other expenses incurred through the balance sheet date that are directly related to the IPO and charged to shareholders’ equity upon the completion of the IPO.

Warrants

Warrants

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) ASC 480 “Distinguishing Liabilities from Equity” (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, whether they meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own common stock and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of equity at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded as liabilities at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the warrants are recognized as a non-cash gain or loss on the statements of operations. Management concluded that warrants to be issued pursuant to the warrant agreement qualify for equity accounting treatment.

Common Stock Subject to Possible Redemption

Common Stock Subject to Possible Redemption

The Company accounts for its common stock subject to possible redemption in accordance with the guidance in ASC Topic 480, “Distinguishing Liabilities from Equity.” Common stock subject to mandatory redemption (if any) are classified as a liability instrument and are measured at fair value. Conditionally redeemable common stock (including common stock that feature redemption rights that is either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) is classified as temporary equity. At all other times, common stock is classified as stockholders’ equity. The Company’s common stock features certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, shares of common stock subject to possible redemption are presented at redemption value of $10.81 and $10.06 per share, as of September 30, 2023 and 2022, respectively, as temporary equity, outside of the stockholders’ deficit section of the Company’s balance sheet. The Company recognizes changes in redemption value immediately as they occur and adjusts the carrying value of redeemable common stock to equal the redemption value at the end of each reporting period. Increases or decreases in the carrying amount of shares of redeemable common stock are affected by charges against additional paid in capital or accumulated deficit if additional paid-in capital is zero.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC 825, “Financial Instruments,” approximates the carrying amounts represented in the accompanying balance sheet, primarily due to their short-term nature.